Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Summary of detailed information of provision

Details of the provisions are as follows:

At December 31, 2025	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non-current	Other	Service warranties	Total Current
Carrying amount at the beginning of the year	422	2,642	3,064	500	1,849	2,349
Financial expense from provisions update (Note 21)	29	—	29	29	—	29
Charge / (Credit) to results:	310	(795)	(485)	13	(398)	(385)
(+) additional provisions recognized (net)	310	254	564	13	168	181
(+/-) Short-term transferred	—	—	—	—	—	—
(-) Amounts used during the year	—	(1,049)	(1,049)	—	(566)	(566)
Carrying amount at year end	761	1,847	2,608	513	1,451	1,964

At December 31, 2024	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non-current	Other	Service warranties	Total Current
Carrying amount at the beginning of the year	11,652	2,184	13,836	—	1,752	1,752
Reversal of ABL put option liability	(12,000)	—	(12,000)	—	—	—
Financial expense from provisions update (Note 21)	1,669	—	1,669	—	—	—
Charge / (Credit) to results:	(899)	458	(441)	500	97	597
(+) additional provisions recognized (net)	655	2,032	2,687	—	1,475	1,475
(+/-) Short-term transferred	(500)	—	(500)	500	—	500
(-) Amounts used during the year	(1,054)	(1,574)	(2,628)	—	(1,378)	(1,378)
Carrying amount at year end	422	2,642	3,064	500	1,849	2,349